NOTE 5. SMALL BUSINESS ASSOCIATION LOAN (Details Narrative) (Quarterly Report, USD $)	Sep. 30, 2013	Dec. 31, 2012	May 01, 2010
Quarterly Report
Principle and Interest, Periodic Payment			$ 120
Variable Interest Rate			4.75%
Effective Interest Rate	8.00%	8.00%
Debt Maturity, Year One	892
Debt Maturity, Year Two	963
Debt Maturity, Year Three	1,040
Debt Maturity, Year Four	1,124
Debt Maturity, Year Five	1,214
Debt Maturity After Year Five	$ 2,225